Securities (Summary of Equity Securities Net Realized Gains (Losses) Explanatory) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 62	$ 73	$ 126	$ 115
Cumulative realized gain/(loss)	(26)	(1)	(20)	(1)
FHLB Stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	219	4	537	163
Cumulative realized gain/(loss)	$ 0	$ 0	$ 0	$ 0